RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 21, 2020	Feb. 29, 2020	Oct. 31, 2019	Dec. 31, 2020	Mar. 24, 2021	Oct. 19, 2020	Apr. 24, 2020	Jan. 21, 2020	Dec. 31, 2019
Sponsor Monthly Fee Payable	$ 10,000			$ 80,000
Sale of Stock, Price Per Share					$ 10.00		$ 10.00
Advance Received from Investors				27,999,990					$ 0
Promissory note				806,208					$ 0
Sponsor
Debt Instrument, Face Amount			$ 25,000
Related Party Transaction Number Of Shares Held			17,250,000
Services Fee				$ 193,137
Related Party Transaction Shares Of Issued And Outstanding Shares After Initial Public Offering Held By Sponsor	20,700,000		1
Sponsor | Class A Common Stock
Sale of Stock, Price Per Share				$ 12.00
Sponsor | Over-Allotment option
Related Party Transaction Shares Of Issued And Outstanding Shares After Initial Public Offering Held By Sponsor				2,700,000
Related Party Transaction Percentage Of Issued And Outstanding Shares After Initial Public Offering Held By Sponsor				20.00%
Sponsor | Initial public offering
Services Fee		$ 17,631
Service Fee Paid		$ 17,631
Notes Payable, Other Payables [Member] | Sponsor
Debt Instrument, Face Amount								$ 300,000
Due to Related Parties, Current							$ 300,000
Promissory Note
Debt Instrument, Face Amount						$ 2,500,000